Trade accounts and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade accounts and other receivables
Summary of trade accounts and other receivables

Trade accounts and other receivables

in € THOUS

	December 31,		December 31,
	2019		2018
		thereof credit-		thereof credit-
		Impaired		Impaired
Trade accounts and other receivables, gross	3,562,704	366,497	3,349,515	325,240
thereof finance lease receivables	57,398	—	28,726	—
less allowances	(141,358)	(102,269)	(118,015)	(85,775)
Trade accounts and other receivables	3,421,346	264,228	3,231,500	239,465

Summary of the development of allowance for doubtful accounts

Development of allowance for doubtful accounts

in € THOUS

	2019	2018	2017

Allowance for doubtful accounts as of January 1	118,015	474,891	482,461
Change in valuation allowances as recorded in the consolidated statements of income	42,315	19,112	549,631
Write-offs and recoveries of amounts previously written-off	(18,587)	(378,201)	(501,229)
Foreign currency translation	(385)	2,213	(55,972)
Allowance for doubtful accounts as of December 31	141,358	118,015	474,891

Summary of the ageing analysis of trade accounts receivable and the allowance for doubtful accounts

Aging analysis of trade accounts and other receivables 2019

in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	1,997,671	899,987	229,012	184,768	251,266	3,562,704
less allowance for doubtful accounts	(9,385)	(8,411)	(6,267)	(13,325)	(103,970)	(141,358)
Trade accounts and other receivables, net	1,988,286	891,576	222,745	171,443	147,296	3,421,346

Aging analysis of trade accounts and other receivables 2018

in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts receivable	1,863,149	848,092	217,024	175,079	246,171	3,349,515
less allowance for doubtful accounts	(8,043)	(4,711)	(5,209)	(5,946)	(94,106)	(118,015)
Trade accounts receivable, net	1,855,106	843,381	211,815	169,133	152,065	3,231,500